PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

7. PROPERTY AND EQUIPMENT

Property and equipment, net of accumulated depreciation, as of December 31, 2024 and 2025 consisted of the following:

	2024	2025
Server and network equipment	794.9	3,123.6
Land, land rights and buildings	48.5	381.4
Infrastructure systems	63.1	199.1
Other equipment	12.7	68.8
Assets not yet in use	163.8	2,417.4
Total	1,083.0	6,190.3
Less: accumulated depreciation	(236.3)	(637.0)
Total property and equipment	846.7	5,553.3

Assets not yet in use primarily represent server and network equipment, infrastructure systems, equipment and other assets under installation, including related prepayments, and comprise the cost of the assets and other direct costs applicable to purchase and installation.

Depreciation expenses related to property and equipment for the years ended December 31, 2023, 2024 and 2025 amounted to $27.9, $75.2 and $411.0 respectively.

The Company capitalizes interest associated with the construction of data centers and purchases of related server and network equipment. The Company started capitalization of interest from the third quarter 2025 and there was $28.0 of interest capitalized during the year ended December 31, 2025.